Other assets - Summary of Other Assets Current And Non Current (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous assets [abstract]
Officers fund incurred and reimbursable costs	$ 0	$ 47